Property, Plant and Equipment, Net (Details) - MXN ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment, Net [Abstract]
Acquisition cost	$ 305,874	$ 123,249	$ 141,064
Accumulated depreciation	(98,524)	(80,277)	$ (83,902)
Total property, plant and equipment, net	$ 207,350	$ 42,972